SHORT-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Short-term Debt [Table Text Block]	Short-term debt as of September 30, 2014 and December 31, 2013 consisted of:

Short-term debt	September 30, 2014	December 31, 2013
Notes payable to unrelated third party	$299,605	$75,000
Notes payable to related party	491,674	111,794
Total short-term debt	$791,279	$186,794
Short-term debt at December 31, 2013 and 2012 consists of:
	2013	2012
Note payable to unrelated third party payable	$75,000	$-
Notes payable to related party	111,794
Total current debt	$186,794	-